Deconsolidation of Golar Power Entities - Calculation of Loss on Loss of Control (Details) - USD ($) $ in Thousands		9 Months Ended
	Jul. 06, 2016	Sep. 30, 2016	Sep. 30, 2015
Schedule of Equity Method Investments [Line Items]
Net loss on disposal of Golar Power		$ (12,184)	$ 0
Golar Power
Schedule of Equity Method Investments [Line Items]
Net proceeds	$ 113,000
Fair value of Golar Power	229,000
Carrying value of Golar Power’s net assets	236,713
Guarantees issued by Golar LNG to Golar Power	4,471
Net loss on disposal of Golar Power	$ (12,184)
Golar Power | Retained Investment in Subsidiary
Schedule of Equity Method Investments [Line Items]
Ownership percentage retained in Golar Power	50.00%
Fair value of Golar Power	$ 116,000